Rule 497(e)
File Nos. 333-72042; 811-10559

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
SEPARATE ACCOUNT ELEVEN

HV-5795 - PremierSolutions Standard (Series A)

Supplement dated September 14, 2026 to Prospectus dated May 1, 2026

Effective immediately, the following funds in the above-referenced product Prospectus are closed to new investors:

•AB Relative Value Fund - Class A
•American Century Investments® Inflation-Adjusted Bond Fund - A Class
•American Century Investments® Ultra® Fund - A Class
•BlackRock Advantage SMID Cap Fund, Inc. - Investor A Shares
•BNY Mellon Midcap Index Fund, Inc. - Investor Shares
•ClearBridge Growth Fund - Class A
•ClearBridge Value Fund - Class FI
•DWS RREEF Real Estate Securities Fund - Class A
•Eaton Vance Dividend Builder Fund - Class A
•Fidelity Advisor® Equity Growth Fund - Class M
•Franklin Small Cap Value Fund - Class A
•Goldman Sachs Large Cap Equity Fund - Class A (formerly Goldman Sachs Large Cap Core Fund)
•Hartford Balanced HLS Fund - Class IB
•Hartford Disciplined Equity HLS Fund - Class IB
•Hartford Dividend and Growth HLS Fund - Class IB
•Hartford Global Impact Fund - Class R4
•Hartford Healthcare HLS Fund - Class IB
•Hartford Moderate Allocation Fund - Class R4
•Hartford Moderate Allocation Fund - Class R5
•Hartford Moderately Aggressive Allocation Fund - Class R4
•Hartford Moderately Aggressive Allocation Fund - Class R5
•Hartford Small Cap Growth HLS Fund - Class IB
•Hartford Small Company HLS Fund - Class IB
•Hartford Total Return Bond HLS Fund - Class IB
•Hartford Ultrashort Bond HLS Fund - Class IB
•Janus Henderson Flexible Bond Fund - Class S
•JPMorgan Core Bond Fund - Class A
•JPMorgan Large Cap Growth Fund - Class A
•JPMorgan Small Cap Equity Fund - Class A
•JPMorgan Small Cap Value Fund - Class A
•JPMorgan SmartRetirement® 2025 Fund - Class A
•JPMorgan SmartRetirement® 2030 Fund - Class A
•JPMorgan SmartRetirement® 2035 Fund - Class A
•JPMorgan SmartRetirement® 2040 Fund - Class A
•JPMorgan SmartRetirement® 2045 Fund - Class A
2026-PROSUPP-26

•JPMorgan SmartRetirement® 2050 Fund - Class A
•JPMorgan SmartRetirement® 2055 Fund - Class A
•JPMorgan SmartRetirement® 2060 Fund - Class A
•JPMorgan SmartRetirement® 2065 Fund - Class A
•JPMorgan SmartRetirement® Income Fund - Class A
•MFS® Core Equity Fund - Class R3
•The Hartford Balanced Income Fund - Class R4
•The Hartford Capital Appreciation Fund - Class R4
•The Hartford Capital Appreciation Fund - Class R5
•The Hartford Conservative Allocation Fund - Class R4
•The Hartford Conservative Allocation Fund - Class R5
•The Hartford High Yield Fund - Class R4
•The Hartford Inflation Plus Fund - Class R4
•The Hartford MidCap Value Fund - Class R4
•The Hartford Total Return Bond Fund - Class R5
•Victory Pioneer Select Mid Cap Growth Fund - Class A

Effective immediately, the current expense for BNY Mellon Smallcap Stock Index Fund – Investor Shares is updated to 0.50%. Accordingly, information for BNY Mellon Smallcap Stock Index Fund – Investor Shares found in the table of funds in the "Appendix A - General Account Options and Underlying Funds" section of the above-referenced product Prospectus is updated as follows (all other information in the table of funds remains unchanged):

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Blend	BNY Mellon Smallcap Stock Index Fund - Investor Shares*	0.50%	5.49%	6.80%	9.28%
	Adviser: BNY Mellon Investment Adviser, Inc
	Subadviser: N/A
* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS
2026-PROSUPP-26